Schedule of Gross Notional Value (Details) - Commodity Contracts [Member]	12 Months Ended
	Dec. 31, 2022 t	Dec. 31, 2021 bbl
Long-Term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gross notional values mass | t	3,600
Derivative gross notional values volume | bbl		49
Short-Term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gross notional values mass | t	500
Derivative gross notional values volume | bbl